SHARE-BASED PAYMENT - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 shares	Dec. 31, 2025 plan R$ / shares	Dec. 31, 2024 share R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share-based compensation plans | plan		3
Options granted (in shares)	250,000,000		5,207,253,000
Shares with a vesting period	3 years
Weighted average share price (in usd per price) | R$ / shares		R$ 0.18	R$ 3.54